13. FINANCIAL INSTRUMENTS (Details 11)	Dec. 31, 2018
CDI
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)	6.40%
CDI | Scenario 1
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)	8.00%
CDI | Scenario 2
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)	9.60%
TJLP
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)	6.98%
TJLP | Scenario 1
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)	8.73%
TJLP | Scenario 2
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)	10.47%
LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)	2.88%
LIBOR | Scenario 1
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)	3.60%
LIBOR | Scenario 2
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)	4.32%